Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 580,383,054.00
Previously Paid Amount	0.00
Total Fee Amount	80,150.90
Total Offset Amount	0.00
Net Fee	80,150.90
Narrative - Max Aggregate Offering Price	$ 580,383,053.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true